Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	FactorShares Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Mar. 18, 2016
Document Effective Date	Mar. 18, 2016
Prospectus Date	Oct. 28, 2015
Etho Climate Leadership U.S. ETF | Etho Climate Leadership U.S. ETF
Prospectus:
Trading Symbol	ETHO